Note 3 - Stockholders' Deficit, Stock Options and Warrants - Summary of Transactions for Stock Options and Warrants (Details) - $ / shares		1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Option [Member]
Number of Shares Outstanding (in shares)				31,349	17,944	15,430
Average Exercise Price Outstanding (in dollars per share)				$ 133.25	$ 187.75	$ 168.75
Number of Shares Issued (in shares)				100,837	14,171	3,028
Average Exercise Price Issued (in dollars per share)				$ 3.329	$ 69	$ 203
Number of Shares Expired (in shares)				(22,377)	(766)	(316)
Average Exercise Price Expired (in dollars per share)				$ 122.132	$ 293.25	$ 589.50
Number of Shares Exercised (in shares)				(1,312)		(198)
Average Exercise Price Exercised (in dollars per share)				$ 65.75		$ 44
Number of Shares Exercised (in shares)
Number of Shares Outstanding (in shares)				108,498	31,349	17,944
Average Exercise Price Outstanding (in dollars per share)				$ 15.652	$ 133.25	$ 187.75
Number of Shares Cancelled (in shares)					(766)
Average Exercise Price Cancelled (in dollars per share)					$ 293.25
Warrant [Member]
Number of Shares Outstanding (in shares)				323,098	20,028	18,477
Average Exercise Price Outstanding (in dollars per share)				$ 128.50	$ 198.75	$ 262.50
Number of Shares Issued (in shares)				730,882	303,269	6,455
Average Exercise Price Issued (in dollars per share)				$ 1.44	$ 123.75	$ 95.25
Number of Shares Expired (in shares)					(79)	(3,275)
Average Exercise Price Expired (in dollars per share)					$ 283.50	$ 338.50
Number of Shares Exercised (in shares)				(939,879)	(120)	(1,629)
Average Exercise Price Exercised (in dollars per share)					$ 123.75	$ 209.50
Number of Shares Outstanding (in shares)					323,098	20,028
Average Exercise Price Outstanding (in dollars per share)				$ 369.06	$ 128.50	$ 198.75
Number of Shares Cancelled (in shares)					(79)
Number of Shares Outstanding (in shares)				31,349
Number of Shares Exercised (in shares)	(178)	(149)	(178)
Average Exercise Price Exercised (in dollars per share)				$ 65.75
Number of Shares Outstanding (in shares)				108,498	31,349
Average Exercise Price Outstanding (in dollars per share)